CONSOLIDATED STATEMENTS OF EQUITY (JPY ¥) In Millions	Total		Preferred stock (Note 13):	Common stock (Note 14):	Accumulated deficit:	Accumulated other comprehensive income, net of tax (Note 16):	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2011			¥ 453,576	¥ 5,164,160	¥ (2,046,024)	¥ 104,972	¥ (3,197)		¥ 361,869
Issuance of new shares of common stock for stock exchanges (Note 14)				244,100
Purchases of treasury stock							(2,560)
Net income	648,957				656,389
Conversion to common stock			(43,208)
Change during year	140,616					140,616
Issuance of new shares of common stock by conversion of preferred stock				43,208
Disposal of treasury stock							12,001
Dividends declared	(216,508)	[1],[2]			(216,473)
Effect of stock exchanges (Note 14)							(13,318)		(216,558)
Gains (losses) on disposal of treasury stock				(48)
Effect of other increase/decrease in consolidated subsidiaries									65,183
Stock-based compensation (Note 21)				106
Dividends paid to noncontrolling interests									(23,666)
Change in ownership interest in consolidated subsidiaries				(23,534)
Net income (loss) attributable to noncontrolling interests	7,432								(7,432)
Unrealized net gains (losses) on available-for-sale securities attributable to noncontrolling interests									(2,044)
Foreign currency translation adjustments attributable to noncontrolling interests									(1,353)
Pension liability adjustments attributable to noncontrolling interests									259
Balance at end of fiscal year at Mar. 31, 2012	4,647,024		410,368	5,427,992	(1,606,108)	245,588	(7,074)	4,470,766	176,258
Purchases of treasury stock							(395)
Net income	881,156				875,412
Conversion to common stock			(33,014)
Change during year	532,409					532,409
Issuance of new shares of common stock by conversion of preferred stock				33,014
Disposal of treasury stock							2,807
Dividends declared	(152,722)	[2]			(152,694)
Gains (losses) on disposal of treasury stock				(631)
Effect of other increase/decrease in consolidated subsidiaries									(36,457)
Stock-based compensation (Note 21)				529
Dividends paid to noncontrolling interests									(19,384)
Change in ownership interest in consolidated subsidiaries				(83)
Net income (loss) attributable to noncontrolling interests	(5,744)								5,744
Unrealized net gains (losses) on available-for-sale securities attributable to noncontrolling interests									2,408
Foreign currency translation adjustments attributable to noncontrolling interests									190
Pension liability adjustments attributable to noncontrolling interests									216
Balance at end of fiscal year at Mar. 31, 2013	5,857,095		377,354	5,460,821	(883,390)	777,997	(4,662)	5,728,120	128,975
Purchases of treasury stock							(37,387)
Net income	500,235				498,484
Conversion to common stock			(28,013)
Change during year	339,880					339,880
Issuance of new shares of common stock by conversion of preferred stock				28,013
Disposal of treasury stock							1,177
Dividends declared	(152,265)	[2]			(152,265)
Gains (losses) on disposal of treasury stock				(31)
Effect of other increase/decrease in consolidated subsidiaries									113,887
Stock-based compensation (Note 21)				492
Cancellation of treasury stock							36,998
Cancellation of preferred stock			(36,690)		(308)
Dividends paid to noncontrolling interests									(12,006)
Net income (loss) attributable to noncontrolling interests	(1,751)								1,751
Unrealized net gains (losses) on available-for-sale securities attributable to noncontrolling interests									8,980
Foreign currency translation adjustments attributable to noncontrolling interests									118
Pension liability adjustments attributable to noncontrolling interests									1,196
Balance at end of fiscal year at Mar. 31, 2014	¥ 6,621,371		¥ 312,651	¥ 5,489,295	¥ (537,479)	¥ 1,117,877	¥ (3,874)	¥ 6,378,470	¥ 242,901

[1]	As MHFG commenced distributing an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
[2]	Dividends paid on treasury stock are excluded.